UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tokum Capital Management, LP
Address: 1185 Avenue of the Americas, 32nd Floor
         New York, NY  10036

13F File Number:  028-12830

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sullivan
Title:     Chief Financial Officer
Phone:     212.616.4431

Signature, Place, and Date of Signing:

  /s/  Michael Sullivan     New York, NY     February 16, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $8,626 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMEDISYS INC                   COM              023436108      236     4863 SH       SOLE                     4863        0        0
AMERIGROUP CORP                COM              03073T102      258   344000 SH  CALL SOLE                   344000        0        0
BIO RAD LABS INC               CL A             090572207     1113    11539 SH       SOLE                    11539        0        0
BOSTON SCIENTIFIC CORP         COM              101137107       36    90700 SH  CALL SOLE                    90700        0        0
COVIDIEN PLC                   SHS              G2554F105      910    19005 SH       SOLE                    19005        0        0
CVS CAREMARK CORPORATION       COM              126650100        9    25100 SH  PUT  SOLE                    25100        0        0
CYBERONICS INC                 COM              23251P102      419    20504 SH       SOLE                    20504        0        0
DENDREON CORP                  COM              24823Q107        8    20100 SH  PUT  SOLE                    20100        0        0
EXPRESS SCRIPTS INC            COM              302182100       16    11100 SH  PUT  SOLE                    11100        0        0
HEALTHSOUTH CORP               COM NEW          421924309     1343    71569 SH       SOLE                    71569        0        0
HEALTHSPRING INC               COM              42224N101        5    53400 SH  PUT  SOLE                    53400        0        0
HEALTHSPRING INC               COM              42224N101      894    50740 SH       SOLE                    50740        0        0
HEALTHSPRING INC               COM              42224N101      108    92100 SH  CALL SOLE                    92100        0        0
HUMAN GENOME SCIENCES INC      COM              444903108       20     4000 SH  CALL SOLE                     4000        0        0
HUMANA INC                     COM              444859102        8    20700 SH  PUT  SOLE                    20700        0        0
INTUITIVE SURGICAL INC         COM NEW          46120E602        0     2900 SH  PUT  SOLE                     2900        0        0
MEDASSETS INC                  COM              584045108      121     5689 SH       SOLE                     5689        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102       18     9200 SH  PUT  SOLE                     9200        0        0
PERRIGO CO                     COM              714290103     1686    42331 SH       SOLE                    42331        0        0
PSYCHIATRIC SOLUTIONS INC      COM              74439H108       17    34900 SH  PUT  SOLE                    34900        0        0
TENET HEALTHCARE CORP          COM              88033G100      651   120812 SH       SOLE                   120812        0        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102      291    44100 SH  CALL SOLE                    44100        0        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102        8    22300 SH  PUT  SOLE                    22300        0        0
UNITEDHEALTH GROUP INC         COM              91324P102       31    51900 SH  CALL SOLE                    51900        0        0
UNIVERSAL AMERICAN CORP        COM              913377107      117    86900 SH  CALL SOLE                    86900        0        0
VIROPHARMA INC                 COM              928241108       42   166200 SH  CALL SOLE                   166200        0        0
VIROPHARMA INC                 COM              928241108      261    31114 SH       SOLE                    31114        0        0